Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	6,269,855
Maximum Aggregate Offering Price	$ 87,178,646.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,039.37
Offering Note	1.1 Computed pursuant to Rules 457(f)(1) and 457(c) under the Securities Act of 1933, as amended. 1.2 Represents the maximum number of shares of Richmond Mutual Bancorporation, Inc. ("Richmond Mutual") common stock estimated to be issuable in the merger, based on the product of (i) 1,844,075 shares of The Farmers Bancorp, Frankfort, Indiana ("Farmers Bancorp") common stock outstanding as of March 19, 2026 (including 13,763 restricted stock unit awards) and (ii) 3.40. Pursuant to Rule 416, this Registration Statement also covers an indeterminate number of additional securities of Richmond Mutual as may be issuable as a result of stock splits, stock dividends or similar transactions. 1.3 The aggregate offering price is: (a) $87,178,646, which is the product of (i) $47.275, the average of the closing bid and asked prices per Farmers Bancorp common stock as reported on the OTC Market on March 19, 2026, which was within five days prior to the date of filing of this registration statement, and (ii) 1,844,075, the maximum number of shares of Farmers Bancorp common stock (including 13,763 restricted stock unit awards) to be exchanged in the merger. 1.4 Calculated by multiplying the estimated aggregate offering price of the securities being registered by 0.0001381.